Earnings per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Profit for the year attributable to the Parent	$ 23,538	$ 82,662	$ 440,314
Denominator:
Weighted average number of basic shares outstanding	188,144,651	187,872,191	187,815,672
Weighted average number of diluted shares outstanding	188,144,651	187,872,191	187,815,672
Effect of dilutive securities from equity incentive plans	664,267	2,417,617	1,809,523
Weighted-average number of shares outstanding - diluted to equity holders	188,808,918	190,289,808	189,625,195
Basic earnings per ordinary share (U.S.$)	$ 0.13	$ 0.44	$ 2.34
Diluted earnings per ordinary share (U.S.$)	$ 0.12	$ 0.43	$ 2.32